BUSINESS ACQUISITION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of fair value of consideration
Schedule of fair value of consideration
Common stock issued, 41,476,963 shares of the Company’s restricted common stock valued at $0.0101 per share	$418,917
Common stock issuable, 93,523,037 shares of the Company’s restricted common stock valued at $0.0101 per share	944,583
Net liabilities assumed	2,871,066
Cash paid	1,085,450
Fair value of total consideration paid	$5,320,016

Common stock issued, 41,476,963 shares of the Company’s restricted common stock valued at $0.0101 per share	$418,917
Common stock issuable, 93,523,037 shares of the Company’s restricted common stock valued at $0.0101 per share	944,583
Net liabilities assumed	2,871,066
Cash paid	1,085,450
Fair value of total consideration paid	$5,320,016

Schedule of net asset acquired and liabilities assumed
Schedule of net asset acquired and liabilities assumed
Cash and cash equivalents	$107,689
Computer equipment	36,882
Total assets	144,571

Accounts payable and accrued liabilities	1,711,349
Notes payable	526,385
Deferred revenue	777,903
Total liabilities	$3,015,637

Net liabilities assumed	$2,871,066

Cash and cash equivalents	$107,689
Computer equipment	36,882
Total assets	144,571

Accounts payable and accrued liabilities	1,711,349
Notes payable	526,385
Deferred revenue	777,903
Total liabilities	$3,015,637

Net liabilities assumed	$2,871,066

Schedule of Net impairment
Schedule of net impairment
Goodwill impairment	$10,400,000
Intangible assets impairment	1,542,847
Reversal of Earnout liability	(7,679,984)
Net impairment	$4,262,863

Goodwill impairment	$10,400,000
Intangible assets impairment	1,542,847
Reversal of Earnout liability	(7,679,984)

Net impairment	$4,262,863